Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of securities available for sale portfolio
Amortized cost	$ 1,065,447	$ 1,091,497
Unrealized gains	55,144	50,704
Unrealized losses	(9,815)	(12,085)
Fair value, Securities	1,110,776	1,130,116
Trust preferred securities [Member]
Schedule of securities available for sale portfolio
Amortized cost	45,894	45,894
Unrealized gains	367	265
Unrealized losses	(8,234)	(8,615)
Fair value, Securities	38,027	37,544
Municipal securities [Member]
Schedule of securities available for sale portfolio
Amortized cost	177,414	174,288
Unrealized gains	13,717	10,427
Unrealized losses	(244)	(230)
Fair value, Securities	190,887	184,485
Equity securities [Member]
Schedule of securities available for sale portfolio
Amortized cost	1,142	1,754
Unrealized gains	676	351
Unrealized losses		(2)
Fair value, Securities	1,818	2,103
Corporate bonds [Member]
Schedule of securities available for sale portfolio
Amortized cost	219,700	165,923
Unrealized gains	7,186	1,784
Unrealized losses	(1,091)	(2,928)
Fair value, Securities	225,795	164,779
U.S. sponsored entities [Member]
Schedule of securities available for sale portfolio
Amortized cost	617,158	694,674
Unrealized gains	33,021	37,636
Unrealized losses	(246)	(8)
Fair value, Securities	649,933	732,302
Private label [Member]
Schedule of securities available for sale portfolio
Amortized cost	4,139	8,964
Unrealized gains	177	241
Unrealized losses		(302)
Fair value, Securities	4,316	8,903
Subtotal mortgage-backed securities [Member]
Schedule of securities available for sale portfolio
Amortized cost	621,297	703,638
Unrealized gains	33,198	37,877
Unrealized losses	(246)	(310)
Fair value, Securities	$ 654,249	$ 741,205